Liquidity, Going Concern and Management’s Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity, Going Concern and Management’s Plans

Note 3 - Liquidity, Going Concern and Management’s Plans

The Company incurred net losses of approximately $587,000 and $4,052,000 for the three and nine months ended September 30, 2021. The Company has historically incurred losses from operations and expects to continue to generate negative cash flows as it implements its plan around the Biosciences Division. The interim consolidated financial statements are prepared using accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to a going concern.

COVID-19 has adversely affected the Company’s financial condition and results of operations. The impact of the outbreak of COVID-19 on the economy in the U.S. and the rest of the world is expected to continue to be significant. The extent to which the COVID-19 outbreak will continue to impact the economy is highly uncertain and cannot be predicted. Accordingly, the Company cannot predict the extent to which its financial condition and results of operations will be affected.

Convertible Notes Payable

On April 1, 2021, the Company, entered into a Secured Convertible Note Purchase Agreement (the “April 2021 Note Purchase Agreement”) with five (5) investors (the “Holders”). Pursuant to the terms of the April 2021 Note Purchase Agreement, the Company sold promissory notes in the aggregate principal amount of $2,575,000 maturing on March 31, 2022 with an annual interest rate of 8%. The Notes, plus accrued interest, are convertible into shares of Common Stock at a discount of 20% to the price paid for such New Securities in the next round of financing that meets the definition of Qualified Financing as defined in the April 2021 Note Purchase Agreement. The Notes are secured by the assets of the Company under a security agreement with the Holders. The lead investor of the April 2021 Note Purchase Agreement, FWHC Bridge, LLC, advanced $1,500,000 of the total amount to the Company. FWHC Bridge, LLC is an affiliated entity of FWHC, LLC, which is a principal stockholder and related party of the Company. An additional affiliate of FWHC, LLC provided an additional $25,000 as part of the April 2021 Note Purchase Agreement.

On October 14, 2021, H-Cyte, Inc. (the “Company”) entered into the Second Closing Bring Down Agreement (the “October 2021 Note Purchase Agreement”) whereby the five (5) investors who had entered into the April 2021 Note Purchase Agreement purchased new notes in the Company in the aggregate principal amount of $750,000. The Notes are due and payable on March 31, 2022 and bear interest at an annual rate of 8%. The Notes are convertible into shares of Common Stock at a discount of 20% to the price paid for such New Securities in the next financing that meets the definition of a Qualified Financing as defined in the April 2021 Note Purchase Agreement. The Notes are secured by all of the assets of the Company under a security agreement with the Holders. The lead investor of the October 2021 Note Purchase Agreement, FWHC Bridge, LLC, advanced $437,000 of the total amount to the Company. FWHC Bridge, LLC is an affiliated entity of FWHC, LLC, which is a principal stockholder and related party of the Company. An additional affiliate of FWHC, LLC provided an additional $7,500 as part of the October 2021 Note Purchase Agreement. The Company chose early adoption of ASU 2020-06 Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity effective January 1, 2021 related to the April 2021 and October 2021 Note Purchase Agreements.

The Company had cash on hand of approximately $307,000 as of September 30, 2021 and approximately $644,000 as of November 9, 2021. The Company’s cash is insufficient to fund its operations over the next year and the Company is currently working to obtain additional debt or equity financing to help support the Biosciences Division’s business model.

There can be no assurance that the Company will be able to raise additional funds or that the terms and conditions of any future financings will be workable or acceptable to the Company or its shareholders. If the Company is unable to fund its operations from existing cash on hand, operating cash flows, additional borrowings, or raising equity capital, the Company may be forced to discontinue operations. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 3 - Liquidity, Going Concern and Management’s Plans

The Company incurred net losses of approximately $6,459,000 for the year ending December 31, 2020. The Company used approximately $7,258,000 in net cash from operating activities for the year ending December 31, 2020 and has historically incurred losses from operations and expects to continue to generate negative cash flows as the Company implements its business plan. The consolidated financial statements are prepared using generally accepted accounting principles in the United States (“U.S. GAAP”) as applicable to a going concern.

COVID-19 has adversely affected the Company’s financial condition and results of operations. The impact of the outbreak of COVID-19 on the economy in the U.S. and the rest of the world is expected to continue to be significant. The extent to which the COVID-19 outbreak will continue to impact the economy is highly uncertain and cannot be predicted. Accordingly, the Company cannot predict the extent to which its financial condition and results of operations will be affected.

The Company has updated its business model to decrease corporate overhead and marketing expense to significantly reduce expenses. The Company believes that as COVID-19 begins to dissipate due to vaccinations being administered nationwide, patients will again feel comfortable traveling to one of the LHI clinics for treatment. The Company’s Biologics Vertical has commenced preclinical work in support of filing an Investigational New Drug Application (“IND”) with the U.S. Food and Drug Administration (“FDA”). The Company is anticipating an initial submission during the second half of 2021.

The Company had cash on hand of approximately $1,641,000 as of December 31, 2020 and approximately $436,000, as of March 24, 2021. The Company’s cash is insufficient to fund its operations over the next year and the Company is currently working to obtain additional debt or equity financing to help support short-term working capital needs.

There can be no assurance that the Company will be able to raise additional funds or that the terms and conditions of any future financings will be workable or acceptable to the Company or its shareholders. If the Company is unable to fund its operations from existing cash on hand, operating cash flows, additional borrowings, or raising equity capital, the Company may be forced to discontinue operations. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.